Related Party Disclosures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 18, 2023
China Resources Verlinvest Health Investment Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest percentage	43.50%	45.40%
Board of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Amount recognized for compensation	$ 1.2	$ 1.4	$ 1.0
Nativus Company Limited and Verlinvest S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of convertible notes	$ 182.1
Fair value of convertible notes at start				$ 174.0